Schedule of Quarterly Financial Information (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended																12 Months Ended
	Dec. 31, 2014		Sep. 30, 2014		Jun. 30, 2014		Mar. 31, 2014		Dec. 31, 2013		Sep. 30, 2013		Jun. 30, 2013		Mar. 31, 2013		Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Quarterly Financial Information [Line Items]
Operating Revenues	$ 33,192		$ 31,586		$ 31,483		$ 30,818		$ 31,065		$ 30,279		$ 29,786		$ 29,420		$ 127,079	$ 120,550	$ 115,846
Operating Income (Loss)	(2,136)		6,890		7,685		7,160		12,063		7,128		6,555		6,222		19,599	31,968	13,160
Net Income (Loss) attributable to Verizon	(2,231)	[1]	3,695	[1]	4,214	[1]	3,947	[1]	5,067	[1]	2,232	[1]	2,246	[1]	1,952	[1]	9,625	11,497	875
Earnings (Loss) Per Share, Basic	$ (0.54)	[1]	$ 0.89	[1]	$ 1.02	[1]	$ 1.15	[1]	$ 1.77	[1]	$ 0.78	[1]	$ 0.78	[1]	$ 0.68	[1]	$ 2.42	$ 4.01	$ 0.31
Earnings (Loss) Per Share, Diluted	$ (0.54)	[1]	$ 0.89	[1]	$ 1.01	[1]	$ 1.15	[1]	$ 1.76	[1]	$ 0.78	[1]	$ 0.78	[1]	$ 0.68	[1]	$ 2.42	$ 4.00	$ 0.31
Net Income (Loss)	$ (2,148)		$ 3,794		$ 4,324		$ 5,986		$ 7,916		$ 5,578		$ 5,198		$ 4,855		$ 11,956	$ 23,547	$ 10,557

[1]	Net income (loss) attributable to Verizon per common share is computed independently for each quarter and the sum of the quarters may not equal the annual amount.